Capital Stock and Reverse Stock Split (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of Warrants Activity

A summary of activity during the period ended March 31, 2021 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2020	100,000,000	$0.01
Granted		-
Reset feature
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, March 31, 2021	100,000,000	$0.01

A summary of activity during the period ended December 31, 2020 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2018	67,204	$0.003
Granted	550,478	0.001864
Reset feature	1,256,002	0.000648
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, December 31, 2019	1,873,684	$0.4914
Granted	100,330,000	0.0142
Reset feature	366,704,619	0.0051
Exercised	(38,658,116)	0.0051
Forfeited/canceled	(330,250,187)	0.0032
Outstanding, December 31, 2020	100,000,000	$0.0100

Schedule of Outstanding and Exercisable Warrants

The following table summarizes information relating to outstanding and exercisable warrants as of March 31, 2021:

Warrants Outstanding			Warrants Exercisable
Number of	Weighted Average Remaining Contractual life	Weighted Average	Number of	Weighted Average
Shares	(in years)	Exercise Price	Shares	Exercise Price
100,000,000	4.70	$0.0100	100,000,000	$0.0100

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2020:

Warrants Outstanding			Warrants Exercisable
Number of	Weighted Average Remaining Contractual life	Weighted Average	Number of	Weighted Average
Shares	(in years)	Exercise Price	Shares	Exercise Price
100,000,000	4.95	$0.0100	100,000,000	$0.0100